Inspire Tactical Balanced ESG ETF

RISN

a Series of Northern Lights Fund Trust IV (the “Funds”)

Supplement dated August 12, 2022

to the Prospectus and Statement of Additional Information (the “SAI”) dated March 30, 2022, and Summary Prospectus dated May 5, 2022

_________________________________________________________________________________

Effective August 22, 2022, the Fund’s name will change as follows:

Inspire Tactical Balanced ESG ETF to “Inspire Tactical Balanced ETF.”

Accordingly, all references to the Fund’s current name in the Prospectus, SAI and Summary Prospectus are replaced in their entirety.

_________________________________________________________________________________

Effective May 5, 2022, Isaac Beckel no longer serves as Portfolio Manager of the Funds. Therefore, all references to Isaac Beckel are removed from the Funds’ Prospectus, Summary Prospectuses’ and SAI.

_________________________________________________________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus and SAI dated March 30, 2022, and Summary Prospectuses dated May 5, 2022, which provide information that you should know about each Fund before investing. The Fund’s Prospectus and SAI and Summary Prospectuses have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.